Intangibles And Goodwill	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangibles And Goodwill
9.	INTANGIBLES AND GOODWILL

	2021 $	2020 $

Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013

	5,029	5,029
Wireless spectrum licences	2,445	2,445
Other intangibles
Software	483	479
Customer relationships	39	44

	7,996	7,997
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201

	280	280

Net book value	8,276	8,277

Broadcast rights and licences, trademark, brands and wireless spectrum licences have been assessed as having indefinite useful lives. While licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory, competitive or other factors that limit the useful lives of these assets.
The changes in the carrying amount of intangibles with indefinite useful lives, and therefore not subject to amortization, are as follows:

	Broadcast rights and licences $	Goodwill $	Wireless spectrum licences $
September 1, 2019	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–

August 31, 2020	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–

August 31, 2021	5,029	280	2,445

Intangibles subject to amortization are as follows:

	August 31, 2021			August 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Software	897	416	481	806	335	471

Software under construction	2	–	2	8	–	8

Customer relationships	114	75	39	114	70	44

	1,013	491	522	928	405	523

The changes in the carrying amount of intangibles subject to amortization are as follows:

	Software $	Software under construction $	Customer relationships $	Total $

September 1, 2019	440	11	54	505

Additions	144	–	–	144

Transfers	7	(3)	–	4

Disposition s	–	–	–	–

Amortization	(120)	–	(10)	(130)

August 31, 2020	471	8	44	523

Additions	138	–	–	138

Transfers	8	(6)	–	2

Dispositions	–	–	–	–

Amortization	(136)	–	(5)	(141)

August 31, 2021	481	2	39	522

Impairment testing of indefinite-life intangibles and goodwill
The Company conducted its annual impairment test on goodwill and indefinite-life intangibles as at February 1, 2021 and the recoverable amount of the CGUs exceeded their carrying value.
A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Cable cash generating unit as at February 1, 2021 would not result in any impairment loss. A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Satellite cash generating unit as at February 1, 2021 would not result in an impairment loss. A hypothetical decline of 10% in the recoverable amount of the Wireless generating unit as at February 1, 2021 would not result in any impairment loss.
Any changes in economic conditions since the impairment testing conducted as at February 1, 2021 do not represent events or changes in circumstance that would be indicative of impairment at August 31, 2021.
Significant estimates inherent to this analysis include discount rates and the terminal value. At February 1, 2021, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-tax discount rate	Terminal growth rate	Terminal operating income before restructuring costs and amortization multiple

Cable	5.0%	0.0%	9.7x

Satellite	6.0%	-8.0%	6.5x

Wireless	6.0%	1.0%	6.1x

A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase in discount rate	1% decrease in terminal growth rate	0.5 times decrease in terminal operating income before restructuring costs and amortization multiple

Cable	16.4%	13.8%	1.9%

Satellite	6.5%	4.2%	3.6%

Wireless	21.9%	13.5%	2.1%